Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 16 - LEASES:

The Company has lease contracts for office facilities and vehicles used in its operations. Leases of vehicles generally have lease terms up to three years.

The Company leases vehicles for three-year periods from several different leasing companies and from time to time changes the number of leased vehicles according to its current needs. The leased vehicles are used by the Company’s management, and other employees whose employment agreements include an obligation of the Company to put a vehicle at their disposal. The Company accounted for the arrangement between it and the leasing companies as a lease arrangement in the scope of IFRS 16 and for the arrangement between it and its employees as an arrangement in the scope of IAS 19, Employee Benefits. The agreements with the leasing companies do not contain extension and/or termination options that the Company is reasonably certain to exercise.

A lease liability in the amount of 281 and right-of-use asset in the amount of 345 have been recognized in the statement of financial position as of December 31, 2022 in respect of leases of vehicles.

The Company leases offices in Ra’anana are for a period of 69 months. The contractual period of the aforesaid lease agreement ends in August 2027. The Company has an option to terminate the contract after 45 months with a penalty in amount of NIS 500,000 that will be diminish in NIS 30,000 in each month from the 45th month of the contract. The Company does not currently expect to exercise the termination option in the lease agreement.

A lease liability in the amount of 776 and right-of-use asset in the amount of 762 have been recognized in the statement of financial position as of December 31, 2022 in respect of leases of offices.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Office facility	Vehicles	Total
At January 1, 2022	1,047	113	1,160
Additions	-	416	416
Exchange rate differences	(114)	(26)	(140)
Disposals	-	(29)	(29)
Depreciation expense	(171)	(129)	(300)
As of December 31, 2022	762	345	1,107

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2022	2021	2020
At January 1, 2022	1,181	275	153
Additions	367	1,176	273
Accretion of interest	-	-	5
Financial expenses	24	-	(5)
Exchange rate differences	(138)	43	20
Disposals	(27)	(99)	-
Payment	(350)	(214)	(171)
As of December 31, 2022	1,057	1,181	275

The following are the amounts recognized in profit or loss:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Depreciation expense of right-of-use assets	300	196	196
Interest expense on lease liabilities	-	-	5
Total amount recognized in profit or loss	300	196	201

The Company had total cash outflows for leases of 350 in 2022 and 214 in 2021. The Company also had non-cash additions to right-of-use assets and lease liabilities of 416 in 2022 and 1,176 in 2021.